Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS — 4.8%
836,063	AAdvantage Loyalty IP Ltd. 6.543% (3-Month Term SOFR+225 basis points), 4/20/2028[2,3,4,5]	$835,774
992,500	AmWINS Group, Inc. 6.606% (1-Month Term SOFR+225 basis points), 1/30/2032[2,3,4]	993,140
1,691,138	Astoria Energy LLC 7.106% (1-Month Term SOFR+275 basis points), 6/23/2032[2,3,4]	1,697,252
1,375,000	Avantor Funding, Inc. 0.000% (3-Month Euribor+250 basis points), 9/29/2032[2,3,4]	1,561,766
984,726	Charter Communications Operating LLC 6.541% (3-Month Term SOFR+225 basis points), 12/15/2031[2,3,4]	985,435
711,011	Coherent Corp. 6.316% (1-Month Term SOFR+200 basis points), 7/2/2029[2,3,4]	711,455
1,486,887	Core & Main LP 6.315% (6-Month Term SOFR+200 basis points), 7/27/2028[2,3,4]	1,489,518
1,964,861	Corpay Technologies Operating Co. LLC 5.913% (1-Month Term SOFR+175 basis points), 4/28/2028[2,3,4]	1,963,947
1,325,947	EFS Cogen Holdings I LLC 7.796% (3-Month Term SOFR+350 basis points), 10/1/2027[2,3,4]	1,336,203
1,909,716	Elanco Animal Health, Inc. 6.204% (1-Month Term SOFR+175 basis points), 8/2/2027[2,3,4]	1,909,763
1,670,250	Flutter Entertainment PLC 5.752% (3-Month Term SOFR+175 basis points), 11/29/2030[2,3,4,5]	1,667,745
1,477,074	Froneri US, Inc. 6.197% (6-Month Term SOFR+200 basis points), 9/30/2031[2,3,4]	1,468,152
2,206,590	Go Daddy Operating Co. LLC 6.066% (1-Month Term SOFR+175 basis points), 11/13/2029[2,3,4]	2,206,304
1,959,692	Hudson River Trading LLC 7.150% (1-Month Term SOFR+300 basis points), 3/18/2030[2,3,4]	1,965,121
1,346,817	Iridium Satellite LLC 6.606% (1-Month Term SOFR+225 basis points), 9/20/2030[2,3,4]	1,279,106
992,424	Iron Mountain Information Management LLC 6.163% (1-Month Term SOFR+225 basis points), 1/31/2031[2,3,4]	994,285
1,153,926	Janus International Group LLC 6.856% (3-Month Term SOFR+250 basis points), 8/5/2030[2,3,4]	1,158,231
1,226,989	Kestrel Acquisition LLC 7.796% (3-Month Term SOFR+350 basis points), 11/6/2031[2,3,4]	1,232,614
992,481	Koppers, Inc. 6.830% (1-Month Term SOFR+250 basis points), 4/10/2030[2,3,4]	998,377
1,484,962	Light & Wonder International, Inc. 6.610% (1-Month Term SOFR+225 basis points), 4/16/2029[2,3,4]	1,490,999
1,443,369	Medline Borrower LP 6.413% (1-Month Term SOFR+225 basis points), 10/23/2028[2,3,4]	1,436,152
1,802,233	MITER Brands Acquisition Holdco, Inc. 7.163% (1-Month Term SOFR+350 basis points), 3/28/2031[2,3,4]	1,811,118

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
992,109	Northriver Midstream Finance LP 6.541% (3-Month Term SOFR+300 basis points), 8/16/2030[2,3,4,5]	$993,860
1,484,962	PCI Gaming Authority 6.316% (1-Month Term SOFR+250 basis points), 5/29/2026[2,3,4]	1,483,804
995,000	Peer Holding III B.V. 6.796% (3-Month Term SOFR+250 basis points), 7/1/2031[2,3,4,5]	997,284
1,496,241	Primo Brands Corp. 6.546% (3-Month Term SOFR+225 basis points), 3/31/2028[2,3,4]	1,497,677
1,492,500	Quikrete Holdings, Inc. 6.560% (1-Month Term SOFR+225 basis points), 2/10/2032[2,3,4]	1,493,261
1,736,875	Ryan Specialty LLC 6.163% (1-Month Term SOFR+225 basis points), 9/15/2031[2,3,4]	1,739,593
1,750,000	Sazerac Co., Inc. 6.675% (1-Month Term SOFR+250 basis points), 7/9/2032[2,3,4]	1,762,644
1,000,000	Stonepeak Nile Parent LLC 7.079% (3-Month Term SOFR+275 basis points), 4/12/2032[2,3,4]	1,000,875
1,488,750	Trans Union LLC 6.066% (1-Month Term SOFR+175 basis points), 6/24/2031[2,3,4]	1,489,301
1,994,949	TransDigm, Inc. 7.046% (3-Month Term SOFR+275 basis points), 3/22/2030[2,3,4]	1,995,239
992,462	Wec U.S. Holdings Ltd. 6.530% (1-Month Term SOFR+275 basis points), 1/27/2031[2,3,4]	993,906
1,994,962	WEX, Inc. 5.916% (1-Month Term SOFR+175 basis points), 4/3/2028[2,3,4]	1,994,334
1,950,000	WMG Acquisition Corp. 5.949% (3-Month Term SOFR+175 basis points), 1/24/2031[2,3,4]	1,956,103
750,000	Zegona Holdco Ltd. 4.829% (3-Month Euribor+300 basis points), 7/30/2029[2,3,4]	885,626
	TOTAL BANK LOANS
	(Cost $51,507,728)	51,475,964
	BONDS — 92.0%
	ASSET-BACKED SECURITIES — 47.1%
6,500,000	522 Funding CLO Ltd. Series 2019-5A, Class AR, 5.648% (3-Month Term SOFR+133 basis points), 4/15/2035[3,4,6]	6,526,531
1,500,000	Series 2019-5A, Class ER, 11.078% (3-Month Term SOFR+676 basis points), 4/15/2035[3,4,6]	1,462,968
1,250,000	720 East CLO 2023-II Ltd. Series 2023-2A, Class D1R, 0.000% (3-Month Term SOFR+275 basis points), 10/15/2038[3,4,6]	1,250,000
1,125,000	Series 2023-2A, Class ER, 0.000% (3-Month Term SOFR+550 basis points), 10/15/2038[3,4,6]	1,125,000

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	AIMCO CLO Ltd. Series 2019-10A, Class ARR, 5.742% (3-Month Term SOFR+141 basis points), 7/22/2037[3,4,6]	$1,003,227
2,000,000	Anchorage Credit Funding Ltd. Series 2016-3A, Class BR, 3.471%, 1/28/2039[3,6]	1,904,716
1,500,000	Annisa CLO Ltd. Series 2016-2A, Class DRR, 7.125% (3-Month Term SOFR+280 basis points), 7/20/2031[3,4,6]	1,505,044
1,500,000	Apidos CLO Series XXXA, Class CR, 7.329% (3-Month Term SOFR+300 basis points), 10/18/2031[3,4,6]	1,507,376
4,933,701	Series 2015-23A, Class ARR, 5.368% (3-Month Term SOFR+105 basis points), 4/15/2033[3,4,6]	4,936,626
1,750,000	Series 2017-28A, Class C1R, 7.124% (3-Month Term SOFR+285 basis points), 10/20/2038[3,4,6]	1,763,936
3,750,000	Ares CLO Ltd. Series 2016-39A, Class AR3, 5.749% (3-Month Term SOFR+142 basis points), 7/18/2037[3,4,6]	3,762,169
3,800,000	Series 2015-2A, Class A1R4, 5.527% (3-Month Term SOFR+129 basis points), 7/17/2038[3,4,6]	3,811,590
1,500,000	Arini European CLO V DAC Series 32X, Class C, 4.164% (3-Month Euribor+200 basis points), 4/15/2039[3,4]	1,769,920
5,829,000	BA Credit Card Trust Series 2022-A2, Class A2, 5.000%, 4/15/2028[3]	5,834,596
4,320,000	Series 2023-A1, Class A1, 4.790%, 5/15/2028[3]	4,342,244
1,500,000	Bain Capital Credit CLO Series 2018-2A, Class DR, 7.275% (3-Month Term SOFR+295 basis points), 7/19/2031[3,4,6]	1,506,883
3,000,000	Series 2023-1A, Class A1R, 5.725% (3-Month Term SOFR+140 basis points), 7/16/2038[3,4,6]	3,017,250
1,250,000	Series 2023-1A, Class D1R, 7.525% (3-Month Term SOFR+320 basis points), 7/16/2038[3,4,6]	1,264,532
1,500,000	Ballyrock CLO Ltd. Series 2023-24A, Class A2R, 6.028% (3-Month Term SOFR+170 basis points), 7/15/2038[3,4,6]	1,508,512
1,000,000	Series 2019-2A, Class C1R3, 7.629% (3-Month Term SOFR+270 basis points), 10/25/2038[3,4,6]	1,000,000
500,000	Series 2019-2A, Class C2R3, 7.629% (3-Month Term SOFR+395 basis points), 10/25/2038[3,4,6]	500,000

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
471,739	Barings CLO Ltd. Series 2015-IA, Class AR, 5.577% (3-Month Term SOFR+125.16 basis points), 1/20/2031[3,4,6]	$472,080
3,900,679	Barings Equipment Finance LLC Series 2025-A, Class A2, 4.640%, 10/13/2028[3,6]	3,923,662
3,500,000	Barings Euro CLO DAC Series 2015-1X, Class DRR, 5.589% (3-Month Euribor+365 basis points), 7/25/2035[3,4]	4,110,502
1,378,151	Battalion CLO Ltd. Series 2020-15A, Class A1RR, 5.302% (3-Month Term SOFR+98 basis points), 1/17/2033[3,4,6]	1,379,182
1,000,000	Series 2020-15A, Class BR, 5.822% (3-Month Term SOFR+150 basis points), 1/17/2033[3,4,6]	1,000,125
2,000,000	Series 2016-10A, Class CR2, 8.030% (3-Month Term SOFR+371.16 basis points), 1/25/2035[3,4,6]	1,986,570
44,324	Bear Stearns ARM Trust Series 2004-3, Class 1A3, 4.839%, 7/25/2034[3,7]	41,650
1,850,000	Benefit Street Partners CLO Ltd. Series 2019-18A, Class A1R, 5.749% (3-Month Term SOFR+143.16 basis points), 10/15/2034[3,4,6]	1,853,035
750,000	Series 2020-21A, Class ER, 11.279% (3-Month Term SOFR+696.16 basis points), 10/15/2034[3,4,6]	758,212
1,000,000	Series 2019-18A, Class ER, 11.329% (3-Month Term SOFR+701.16 basis points), 10/15/2034[3,4,6]	1,007,822
1,000,000	Series 2019-17A, Class D1R2, 7.468% (3-Month Term SOFR+315 basis points), 10/15/2037[3,4,6]	1,004,315
1,250,000	Series 2022-27A, Class D1R, 7.475% (3-Month Term SOFR+315 basis points), 10/20/2037[3,4,6]	1,259,348
2,500,000	Series 2014-IVA, Class AR5, 5.204% (3-Month Term SOFR+125 basis points), 10/20/2038[3,4,6]	2,506,792
1,250,000	Series 2025-42A, Class B, 5.771% (3-Month Term SOFR+170 basis points), 10/25/2038[3,4,6]	1,258,835
2,000,000	BlueMountain CLO Ltd. Series 2015-3A, Class A2R, 6.087% (3-Month Term SOFR+176.16 basis points), 4/20/2031[3,4,6]	2,003,102
1,750,000	Series 2020-29A, Class D2R, 8.830% (3-Month Term SOFR+451.16 basis points), 7/25/2034[3,4,6]	1,757,987
68,386	BMW Vehicle Lease Trust Series 2023-2, Class A3, 5.990%, 9/25/2026[3]	68,508
450,000	BofA Auto Trust Series 2024-1A, Class A3, 5.350%, 11/15/2028[3,6]	454,547

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Bryant Park Funding Ltd. Series 2024-23A, Class E, 10.941% (3-Month Term SOFR+673 basis points), 5/15/2037[3,4,6]	$1,009,607
1,000,000	Series 2021-17RA, Class ER, 11.255% (3-Month Term SOFR+693 basis points), 1/20/2038[3,4,6]	1,009,953
3,925,000	Capital One Multi-Asset Execution Trust Series 2022-A3, Class A, 4.950%, 10/15/2027[3]	3,926,346
5,020,000	Series 2023-A1, Class A, 4.420%, 5/15/2028[3]	5,033,263
1,557,461	Capital One Prime Auto Receivables Trust Series 2022-2, Class A3, 3.660%, 5/17/2027[3]	1,555,509
4,275,000	Carmax Auto Owner Trust Series 2025-3, Class A3, 4.350%, 7/15/2030[3]	4,313,163
966,485	CarMax Auto Owner Trust Series 2024-4, Class A2A, 4.670%, 12/15/2027[3]	968,360
1,921,947	CarVal CLO II Ltd. Series 2019-1A, Class AR2, 5.345% (3-Month Term SOFR+102 basis points), 4/20/2032[3,4,6]	1,923,042
1,000,000	CBAMR Ltd. Series 2017-4A, Class BR, 6.081% (3-Month Term SOFR+180 basis points), 3/31/2038[3,4,6]	1,004,620
2,000,000	Cedar Funding CLO Ltd. Series 2018-7A, Class DR, 7.075% (3-Month Term SOFR+275 basis points), 1/20/2031[3,4,6]	2,007,956
1,000,000	Series 2024-19A, Class A1, 5.649% (3-Month Term SOFR+133 basis points), 1/23/2038[3,4,6]	1,004,939
1,000,000	Series 2014-4A, Class DR3, 7.619% (3-Month Term SOFR+330 basis points), 1/23/2038[3,4,6]	1,020,027
417,103	Chase Auto Owner Trust Series 2024-5A, Class A2, 4.400%, 11/26/2027[3,6]	417,414
2,800,000	CIFC European Funding CLO Series 3X, Class D, 5.626% (3-Month Euribor+360 basis points), 1/15/2034[3,4]	3,295,278
2,745,392	CIFC Funding Ltd. Series 2013-3RA, Class A1R, 5.319% (3-Month Term SOFR+100 basis points), 4/24/2031[3,4,6]	2,748,537
3,900,000	Series 2019-1A, Class A1R2, 5.685% (3-Month Term SOFR+136 basis points), 10/20/2037[3,4,6]	3,911,174
5,205,000	Citibank Credit Card Issuance Trust Series 2023-A1, Class A1, 5.230%, 12/8/2027[3]	5,214,832
4,990,765	Citizens Auto Receivables Trust Series 2024-1, Class A3, 5.110%, 4/17/2028[3,6]	5,019,871

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
4,506,939	COLT Mortgage Loan Trust Series 2021-4, Class A1, 1.397%, 10/25/2066[3,6,7]	$3,871,321
4,369,482	Series 2022-1, Class A1, 2.284%, 12/27/2066[3,6,7]	3,957,187
1,250,000	Creeksource Dunes Creek CLO Ltd. Series 2024-1A, Class D, 7.418% (3-Month Term SOFR+310 basis points), 1/15/2038[3,4,6]	1,264,040
800,000	Crestline Denali CLO Ltd. Series 2017-1A, Class D, 8.317% (3-Month Term SOFR+399.16 basis points), 4/20/2030[3,4,6]	803,141
1,750,000	CVC Cordatus Loan Fund XXXVI DAC Series 36X, Class B, 4.063% (3-Month Euribor+200 basis points), 10/20/2038[3,4,8]	2,064,338
2,250,000	Dartry Park CLO DAC Series 1X, Class CRR, 5.298% (3-Month Euribor+335 basis points), 1/28/2034[3,4]	2,654,358
1,009,035	Dell Equipment Finance Trust Series 2023-1, Class A3, 5.650%, 9/22/2028[3,6]	1,010,577
518,990	Dewolf Park CLO Ltd. Series 2017-1A, Class AR, 5.499% (3-Month Term SOFR+118.16 basis points), 10/15/2030[3,4,6]	519,253
1,420,000	Discover Card Execution Note Trust Series 2022-A4, Class A, 5.030%, 10/15/2027[3]	1,420,444
4,295,000	Series 2023-A1, Class A, 4.310%, 3/15/2028[3]	4,300,218
3,850,000	Series 2021-A2, Class A2, 1.030%, 9/15/2028[3]	3,747,752
3,668,734	DLLAA Series 2023-1A, Class A3, 5.640%, 2/22/2028[3,6]	3,716,376
2,500,000	Dryden 124 Euro CLO 2024 DAC Series 2024-124X, Class B2, 5.100%, 12/20/2037[3]	2,949,077
2,000,000	Dryden CLO Ltd. Series 2019-80A, Class BRR, 5.705% (3-Month Term SOFR+150 basis points), 1/17/2033[3,4,6]	2,000,036
1,000,000	Series 2020-86A, Class DR, 7.784% (3-Month Term SOFR+346.16 basis points), 7/17/2034[3,4,6]	1,003,000
2,000,000	Dryden Leveraged CLO 5.150%, 1/19/2038	2,381,826
1,500,000	Dryden Senior Loan Fund Series 2017-49A, Class DR, 7.991% (3-Month Term SOFR+366.16 basis points), 7/18/2030[3,4,6]	1,503,514
1,000,000	Series 2015-41A, Class DR, 7.179% (3-Month Term SOFR+286.16 basis points), 4/15/2031[3,4,6]	1,005,127

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,500,000	Eaton Vance CLO Ltd. Series 2015-1A, Class DR, 7.087% (3-Month Term SOFR+276.16 basis points), 1/20/2030[3,4,6]	$1,506,019
1,000,000	Series 2020-2A, Class ER2, 10.818% (3-Month Term SOFR+650 basis points), 10/15/2037[3,4,6]	1,012,498
1,000,000	Series 2013-1A, Class D1R4, 7.283% (3-Month Term SOFR+300 basis points), 10/15/2038[3,4,6]	1,011,425
938,366	Elevation CLO Ltd. Series 2018-10A, Class AR, 5.245% (3-Month Term SOFR+92 basis points), 10/20/2031[3,4,6]	939,454
3,750,010	Ellington Financial Mortgage Trust Series 2021-2, Class A1, 0.931%, 6/25/2066[3,6,7]	3,160,985
3,805,797	Series 2021-3, Class A1, 1.241%, 9/25/2066[3,6,7]	3,197,669
5,000,000	Elmwood CLO Ltd. Series 2020-3A, Class ARR, 5.709% (3-Month Term SOFR+138 basis points), 7/18/2037[3,4,6]	5,017,464
1,750,000	Series 2019-3A, Class A1RR, 5.709% (3-Month Term SOFR+138 basis points), 7/18/2037[3,4,6]	1,754,842
1,000,000	Series 2021-3A, Class AR2, 5.558% (3-Month Term SOFR+130 basis points), 7/20/2038[3,4,6]	1,005,196
1,500,000	Series 2021-3A, Class DR2, 7.308% (3-Month Term SOFR+305 basis points), 7/20/2038[3,4,6]	1,517,541
1,500,000	Series 2022-6A, Class D1R2, 0.000% (3-Month Term SOFR+270 basis points), 10/17/2038[3,4,6]	1,500,000
2,000,000	Series 2022-1A, Class A1R, 5.579% (3-Month Term SOFR+130 basis points), 10/20/2038[3,4,6]	2,010,715
2,000,000	Series 2022-1A, Class BR, 5.979% (3-Month Term SOFR+170 basis points), 10/20/2038[3,4,6]	2,010,294
2,000,000	Empower CLO Ltd. Series 2022-1A, Class A1R, 5.715% (3-Month Term SOFR+139 basis points), 10/20/2037[3,4,6]	2,005,676
3,750,000	Series 2025-1A, Class A, 5.637% (3-Month Term SOFR+131 basis points), 7/20/2038[3,4,6]	3,769,331
1,000,000	Series 2025-1A, Class D1, 7.277% (3-Month Term SOFR+295 basis points), 7/20/2038[3,4,6]	1,008,565
2,000,000	Series 2023-2A, Class AR, 5.610% (3-Month Term SOFR+132 basis points), 10/15/2038[3,4,6]	2,010,722
1,000,000	Flatiron CLO Ltd. Series 2020-1A, Class ER, 10.654% (3-Month Term SOFR+645 basis points), 5/20/2036[3,4,6]	1,000,000
1,000,000	Series 2023-2A, Class E, 12.148% (3-Month Term SOFR+783 basis points), 1/15/2037[3,4,6]	1,023,080

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,500,000	Series 2020-1A, Class ER2, 0.000% (3-Month Term SOFR+525 basis points), 11/20/2038[3,4,6]	$1,500,000
786,177	Ford Credit Auto Owner Trust Series 2024-D, Class A2A, 4.590%, 10/15/2027[3]	787,853
4,755,000	Ford Credit Floorplan Master Owner Trust A Series 2023-1, Class A1, 4.920%, 5/15/2028[3,6]	4,778,651
1,000,000	Galaxy CLO Ltd. Series 2023-32A, Class E, 11.655% (3-Month Term SOFR+733 basis points), 10/20/2036[3,4,6]	1,010,613
1,347,920	GM Financial Automobile Leasing Trust Series 2024-3, Class A2A, 4.290%, 1/20/2027[3]	1,348,416
5,282,891	Series 2024-1, Class A3, 5.090%, 3/22/2027[3]	5,300,478
1,185,000	Series 2025-2, Class A2A, 4.550%, 7/20/2027[3]	1,189,690
1,340,000	Series 2025-3, Class A2A, 4.190%, 10/20/2027[3]	1,344,119
2,175,000	Series 2025-3, Class A3, 4.170%, 8/21/2028[3]	2,184,311
764,119	GM Financial Consumer Automobile Receivables Trust Series 2025-2, Class A2A, 4.400%, 2/16/2028[3]	765,432
1,750,000	Series 2025-3, Class A2A, 4.320%, 6/16/2028[3]	1,756,423
2,990,393	Series 2023-3, Class A3, 5.450%, 6/16/2028[3]	3,015,291
1,000,000	GoldenTree Loan Management EUR CLO DAC Series 5X, Class E, 7.274% (3-Month Euribor+525 basis points), 4/20/2034[3,4]	1,167,391
500,000	GoldenTree Loan Management U.S. CLO Ltd. Series 2020-7A, Class FR, 12.337% (3-Month Term SOFR+801.16 basis points), 4/20/2034[3,4,6]	495,531
2,000,000	Golub Capital Partners CLO Ltd. Series 2024-74A, Class A, 5.818% (3-Month Term SOFR+150 basis points), 7/25/2037[3,4,6]	2,009,251
3,100,000	Golub Capital Partners Ltd. Series 2024-1A, Class AR, 5.446% (3-Month Term SOFR+112 basis points), 7/20/2035[3,4,6]	3,102,220
5,000,000	Harley-Davidson Motorcycle Trust Series 2024-A, Class A3, 5.370%, 3/15/2029[3]	5,055,755
1,000,000	Harvest CLO DAC Series 16A, Class B1RR, 3.326% (3-Month Euribor+130 basis points), 10/15/2031[3,4,6]	1,174,302
1,000,000	Highbridge Loan Management Ltd. Series 5A-2015, Class DR3, 7.318% (3-Month Term SOFR+300 basis points), 10/15/2030[3,4,6]	997,651
4,500,000	Honda Auto Receivables Owner Trust Series 2024-2, Class A3, 5.270%, 11/20/2028[3]	4,562,212

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
4,500,000	Series 2023-3, Class A4, 5.300%, 12/18/2029[3]	$4,569,196
1,605,000	Honda Auto Receivables Trust Series 2025-2, Class A2A, 4.300%, 1/18/2028[3]	1,607,804
3,502,832	Series 2023-3, Class A3, 5.410%, 2/18/2028[3]	3,529,390
2,250,000	HPS Loan Management Ltd. Series 15A-19, Class ER, 11.132% (3-Month Term SOFR+680 basis points), 1/22/2035[3,4,6]	2,261,871
4,500,000	Hyundai Auto Lease Securitization Trust Series 2024-B, Class A3, 5.410%, 5/17/2027[3,6]	4,532,800
1,660,000	Series 2025-B, Class A2A, 4.580%, 9/15/2027[3,6]	1,667,848
3,205,000	Series 2025-C, Class A2A, 4.370%, 1/18/2028[3,6]	3,221,089
4,500,000	Hyundai Auto Receivables Trust Series 2025-A, Class A2A, 4.330%, 12/15/2027[3]	4,506,241
1,205,000	Series 2025-B, Class A2A, 4.450%, 8/15/2028[3]	1,210,083
4,192,546	Series 2023-C, Class A3, 5.540%, 10/16/2028[3]	4,237,930
490,171	John Deere Owner Trust Series 2022-C, Class A3, 5.090%, 6/15/2027[3]	491,847
1,335,000	Series 2025-A, Class A2A, 4.230%, 3/15/2028[3]	1,337,707
1,815,000	Series 2025-B, Class A2A, 4.280%, 7/17/2028[3]	1,823,614
1,500,000	KKR CLO 18 Ltd. Series 18, Class A1R2, 5.191% (3-Month Term SOFR+105 basis points), 10/18/2035[3,4,6]	1,501,029
3,521,759	Kubota Credit Owner Trust Series 2023-2A, Class A3, 5.280%, 1/18/2028[3,6]	3,552,528
1,660,000	Series 2025-2A, Class A2, 4.480%, 4/17/2028[3,6]	1,670,065
1,762,784	Madison Park Funding Ltd. Series 2019-35A, Class A1R, 5.577% (3-Month Term SOFR+125.16 basis points), 4/20/2032[3,4,6]	1,766,300
1,000,000	Magnetite Ltd. Series 2020-25A, Class E, 10.930% (3-Month Term SOFR+661.16 basis points), 1/25/2032[3,4,6]	1,006,793
1,500,000	Menlo CLO Ltd. Series 2024-1A, Class D1, 7.575% (3-Month Term SOFR+325 basis points), 1/20/2038[3,4,6]	1,530,057
3,500,000	Series 2025-3A, Class A, 0.000% (3-Month Term SOFR+130 basis points), 10/16/2038[3,4,6]	3,500,000
1,232,876	Mercedes-Benz Auto Lease Trust Series 2023-A, Class A3, 4.740%, 1/15/2027[3]	1,233,568
1,750,000	Series 2024-A, Class A3, 5.320%, 1/18/2028[3]	1,772,766

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
565,142	Milos CLO Ltd. Series 2017-1A, Class AR, 5.657% (3-Month Term SOFR+133.16 basis points), 10/20/2030[3,4,6]	$565,459
2,500,000	Morgan Stanley Eaton Vance CLO Ltd. Series 2022-16A, Class E, 11.168% (3-Month Term SOFR+685 basis points), 4/15/2035[3,4,6]	2,524,590
1,500,000	Mountain View CLO Ltd. Series 2019-1A, Class DR, 8.519% (3-Month Term SOFR+420.16 basis points), 10/15/2034[3,4,6]	1,504,094
1,000,000	Neuberger Berman CLO Ltd. Series 2016-22A, Class ER2, 11.152% (3-Month Term SOFR+683 basis points), 4/15/2038[3,4,6]	1,024,181
5,000,000	Series 2017-16SA, Class A1R2, 5.498% (3-Month Term SOFR+118 basis points), 4/15/2039[3,4,6]	5,010,013
1,000,000	Series 2017-16SA, Class D1R2, 7.018% (3-Month Term SOFR+270 basis points), 4/15/2039[3,4,6]	1,008,187
1,000,000	Neuberger Berman Loan Advisers CLO Ltd. Series 2018-28A, Class D1R, 7.525% (3-Month Term SOFR+320 basis points), 10/20/2038[3,4,6]	1,003,690
1,000,000	Neuberger Berman Loan Advisers Euro CLO Series 2021-1X, Class D, 5.042% (3-Month Euribor+300 basis points), 4/17/2034[3,4]	1,175,201
1,750,000	New Mountain CLO Ltd. Series CLO-6A, Class D1, 7.418% (3-Month Term SOFR+310 basis points), 10/15/2037[3,4,6]	1,756,462
1,000,000	Series CLO-4A, Class BR, 6.375% (3-Month Term SOFR+205 basis points), 3/20/2038[3,4,6]	1,007,906
3,802,318	Nissan Auto Lease Trust Series 2024-B, Class A2A, 5.050%, 6/15/2027[3]	3,819,779
659,094	Nissan Auto Receivables Owner Trust Series 2021-A, Class A4, 0.570%, 9/15/2027[3]	658,063
4,400,000	Series 2024-A, Class A3, 5.280%, 12/15/2028[3]	4,452,611
2,000,000	Oaktree CLO Ltd. Series 2019-3A, Class A1R2, 5.705% (3-Month Term SOFR+138 basis points), 1/20/2038[3,4,6]	2,009,842
1,038,987	OBX Trust Series 2020-INV1, Class A11, 5.172% (1-Month Term SOFR+101.45 basis points), 12/25/2049[3,4,6]	987,081
99,656	OCP CLO Ltd. Series 2014-5A, Class A1R, 5.655% (3-Month Term SOFR+134.16 basis points), 4/26/2031[3,4,6]	99,716

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,500,000	Series 2023-30A, Class E, 11.409% (3-Month Term SOFR+709 basis points), 1/24/2037[3,4,6]	$1,542,386
4,500,000	Series 2024-31A, Class A1, 5.955% (3-Month Term SOFR+163 basis points), 4/20/2037[3,4,6]	4,522,015
1,500,000	Series 2024-32A, Class D2, 9.050%, 4/23/2037[3,6]	1,527,933
895,000	Series 2024-32A, Class E, 11.079% (3-Month Term SOFR+676 basis points), 4/23/2037[3,4,6]	908,965
3,000,000	Series 2017-14A, Class A1R, 5.695% (3-Month Term SOFR+137 basis points), 7/20/2037[3,4,6]	3,008,178
4,000,000	Series 2022-25A, Class A1R, 5.745% (3-Month Term SOFR+142 basis points), 7/20/2037[3,4,6]	4,012,947
1,500,000	Series 2019-17A, Class BR2, 6.075% (3-Month Term SOFR+175 basis points), 7/20/2037[3,4,6]	1,505,994
1,000,000	Series 2020-18A, Class ER2, 10.575% (3-Month Term SOFR+625 basis points), 7/20/2037[3,4,6]	1,018,874
3,500,000	Series 2017-13A, Class AR2, 5.665% (3-Month Term SOFR+134 basis points), 11/26/2037[3,4,6]	3,510,126
1,500,000	OCP Euro DAC Series 2025-12A, Class B2, 4.700%, 1/20/2038[3,6]	1,749,753
750,000	Octagon Investment Partners Ltd. Series 2014-1A, Class DRR, 7.344% (3-Month Term SOFR+301.16 basis points), 1/22/2030[3,4,6]	753,023
3,000,000	Series 2019-1A, Class AR2, 5.474% (3-Month Term SOFR+115 basis points), 10/15/2034[3,4,6]	3,005,868
1,000,000	OHA Credit Funding Ltd. Series 2022-11A, Class B1R, 5.925% (3-Month Term SOFR+160 basis points), 7/19/2037[3,4,6]	1,003,221
2,000,000	OZLM Ltd. Series 2014-6A, Class CT, 7.222% (3-Month Term SOFR+290 basis points), 4/17/2031[3,4,6]	2,006,970
1,500,000	Penta CLO DAC Series 2017-3X, Class CRR, 4.042% (3-Month Euribor+200 basis points), 10/17/2038[3,4]	1,770,053
3,500,000	Porsche Financial Auto Securitization Trust 2024-1 Series 2024-1A, Class A3, 4.440%, 1/22/2030[3,6]	3,520,248
1,080,000	Porsche Innovative Lease Owner Trust Series 2025-1A, Class A2A, 4.600%, 12/20/2027[3,6]	1,083,623
1,250,000	Post CLO Ltd. Series 2021-1A, Class DR, 7.318% (3-Month Term SOFR+300 basis points), 10/15/2034[3,4,6]	1,248,551
4,500,000	Series 2022-1A, Class A, 5.705% (3-Month Term SOFR+138 basis points), 4/20/2035[3,4,6]	4,517,429

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
4,000,000	Series 2023-1A, Class A, 6.275% (3-Month Term SOFR+195 basis points), 4/20/2036[3,4,6]	$4,010,432
2,000,000	Series 2023-1A, Class D, 9.575% (3-Month Term SOFR+525 basis points), 4/20/2036[3,4,6]	2,007,233
5,000,000	Series 2024-1A, Class A1, 5.925% (3-Month Term SOFR+160 basis points), 4/20/2037[3,4,6]	5,024,553
1,000,000	Series 2018-1A, Class D1R, 7.718% (3-Month Term SOFR+340 basis points), 10/16/2037[3,4,6]	1,008,060
1,000,000	Series 2024-2A, Class E, 10.825% (3-Month Term SOFR+650 basis points), 1/20/2038[3,4,6]	1,020,599
1,000,000	Recette CLO Ltd. Series 2015-1A, Class FRR, 13.057% (3-Month Term SOFR+873.16 basis points), 4/20/2034[3,4,6]	915,047
1,000,000	Regatta Funding Ltd. Series 2019-2A, Class ER, 11.418% (3-Month Term SOFR+710 basis points), 1/15/2033[3,4,6]	1,007,747
3,000,000	Series 2016-1A, Class A1R3, 0.000% (3-Month Term SOFR+107 basis points), 6/20/2034[3,4,6]	3,000,000
2,000,000	Series 2016-1A, Class A1R2, 5.415% (3-Month Term SOFR+141.16 basis points), 6/20/2034[3,4,6]	2,000,000
2,000,000	Series 2016-1A, Class ER2, 10.665% (3-Month Term SOFR+666.16 basis points), 6/20/2034[3,4,6]	2,000,000
1,186,652	Romark WM-R Ltd. Series 2018-1A, Class A1, 5.617% (3-Month Term SOFR+129.16 basis points), 4/20/2031[3,4,6]	1,187,792
4,098,343	SFS Auto Receivables Securitization Trust Series 2023-1A, Class A3, 5.470%, 10/20/2028[3,6]	4,128,536
2,250,000	Shackleton CLO Ltd. Series 2013-4RA, Class C, 7.452% (3-Month Term SOFR+313.16 basis points), 4/13/2031[3,4,6]	2,260,157
1,000,000	Series 2019-14A, Class ERR, 10.225% (3-Month Term SOFR+590 basis points), 7/20/2034[3,4,6]	1,003,537
2,000,000	Signal Peak CLO 4 Ltd. Series 2017-4A, Class AR2, 5.278% (3-Month Term SOFR+112 basis points), 10/26/2034[3,4,6]	2,000,000
2,000,000	Silver Point CLO Ltd. Series 2025-9A, Class A1, 5.808% (3-Month Term SOFR+152 basis points), 3/31/2038[3,4,6]	2,012,289
2,000,000	Series 2025-12A, Class A1, 5.312% (3-Month Term SOFR+131 basis points), 10/15/2038[3,4,6,8]	2,000,000
1,000,000	Sixth Street CLO Ltd. Series 2023-22A, Class D1R, 6.975% (3-Month Term SOFR+265 basis points), 4/21/2038[3,4,6]	1,005,473

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,500,000	Sound Point CLO Ltd. Series 2019-3A, Class DR, 8.080% (3-Month Term SOFR+376.16 basis points), 10/25/2034[3,4,6]	$1,436,243
2,500,000	Symphony CLO Ltd. Series 2021-25A, Class A, 5.567% (3-Month Term SOFR+124.16 basis points), 4/19/2034[3,4,6]	2,503,688
1,827,927	TCI-Symphony CLO Ltd. Series 2016-1A, Class AR2, 5.602% (3-Month Term SOFR+128.16 basis points), 10/13/2032[3,4,6]	1,830,594
1,750,000	Tesla Auto Lease Trust Series 2024-A, Class A4, 5.310%, 12/20/2027[3,6]	1,766,426
1,000,000	THL Credit Wind River CLO Ltd. Series 2013-2A, Class DR, 7.541% (3-Month Term SOFR+321.16 basis points), 10/18/2030[3,4,6]	1,000,000
3,310,000	T-Mobile U.S. Trust Series 2024-1A, Class A, 5.050%, 9/20/2029[3,6]	3,341,064
4,471,280	Toyota Auto Receivables Owner Trust Series 2025-A, Class A2A, 4.480%, 11/15/2027[3]	4,477,961
1,660,000	Series 2025-B, Class A2A, 4.460%, 3/15/2028[3]	1,664,464
3,258,343	Toyota Lease Owner Trust Series 2024-A, Class A3, 5.250%, 4/20/2027[3,6]	3,274,420
4,016,120	Series 2025-A, Class A2A, 4.580%, 7/20/2027[3,6]	4,031,205
4,295,000	Series 2024-B, Class A3, 4.210%, 9/20/2027[3,6]	4,306,970
4,000,000	TRESTLES CLO Ltd. Series 2017-1A, Class A1RR, 5.778% (3-Month Term SOFR+146 basis points), 7/25/2037[3,4,6]	4,012,900
3,000,000	Series 2018-2A, Class A1R, 5.888% (3-Month Term SOFR+157 basis points), 7/25/2037[3,4,6]	3,015,174
2,000,000	Series 2023-6A, Class A1R, 5.498% (3-Month Term SOFR+118 basis points), 4/25/2038[3,4,6]	2,005,494
3,000,000	Trinitas CLO Ltd. Series 2024-29A, Class A1, 5.809% (3-Month Term SOFR+149 basis points), 7/23/2037[3,4,6]	3,010,985
1,250,000	Series 2022-21A, Class C1R, 6.275% (3-Month Term SOFR+195 basis points), 4/20/2038[3,4,6]	1,270,307
3,000,000	U.S. Bank C&I Credit-Linked Notes Series 2025-SUP2, Class B1, 4.818%, 9/25/2032[3,6]	3,000,000
4,500,000	Series 2025-SUP2, Class C, 6.286% (30-Day SOFR Average+190 basis points), 9/25/2032[3,4,6]	4,500,000
1,090,000	USB Auto Owner Trust Series 2025-1A, Class A2, 4.510%, 6/15/2028[3,6]	1,093,981

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,520,465	Venture CLO Ltd. Series 2019-38A, Class ARR, 5.310% (3-Month Term SOFR+100 basis points), 7/30/2032[3,4,6]	$1,516,964
1,250,000	Verdelite Static CLO Ltd. Series 2024-1A, Class D, 7.175% (3-Month Term SOFR+285 basis points), 7/20/2032[3,4,6]	1,253,435
4,941,000	Verizon Master Trust Series 2024-1, Class A1A, 5.000%, 12/20/2028[3]	4,950,304
1,301,427	Verus Securitization Trust Series 2021-5, Class A1, 1.013%, 9/25/2066[3,6,7]	1,135,747
2,525,000	Volkswagen Auto Lease Trust Series 2025-A, Class A2A, 4.430%, 12/20/2027[3]	2,538,436
5,330,000	Series 2025-A, Class A4, 4.560%, 3/20/2030[3]	5,396,598
2,202,910	Volkswagen Auto Loan Enhanced Trust Series 2024-1, Class A2A, 4.650%, 11/22/2027[3]	2,208,510
1,790,000	Volvo Financial Equipment LLC Series 2025-2 Series 2025-2A, Class A2, 3.960%, 6/15/2028[3,6]	1,789,978
1,250,000	Voya CLO Ltd. Series 2017-1A, Class C, 7.914% (3-Month Term SOFR+359.16 basis points), 4/17/2030[3,4,6]	1,256,264
107,098	Series 2017-2A, Class A1R, 5.559% (3-Month Term SOFR+124.16 basis points), 6/7/2030[3,4,6]	107,125
1,000,000	Series 2013-1A, Class CR, 7.529% (3-Month Term SOFR+321.16 basis points), 10/15/2030[3,4,6]	1,002,774
2,000,000	Series 2013-2A, Class CR, 7.330% (3-Month Term SOFR+301.16 basis points), 4/25/2031[3,4,6]	2,009,773
2,060,000	Series 2015-3A, Class A1R4, 5.285% (3-Month Term SOFR+96 basis points), 10/20/2031[3,4,6]	2,062,223
1,250,000	Series 2022-3A, Class ER, 12.325% (3-Month Term SOFR+800 basis points), 10/20/2036[3,4,6]	1,264,042
1,500,000	Series 2020-3A, Class ARR, 5.575% (3-Month Term SOFR+125 basis points), 1/20/2038[3,4,6]	1,505,173
3,000,000	Series 2021-3A, Class A1R, 5.506% (3-Month Term SOFR+125 basis points), 4/15/2038[3,4,6]	3,007,950
2,000,000	Voya Euro CLO DAC Series 1A, Class B2R, 5.150%, 10/15/2037[3,6]	2,372,419
1,875,000	Series 9X, Class B1, 3.872% (3-Month Euribor+195 basis points), 10/15/2038[3,4,8]	2,204,309
1,000,000	Whitebox CLO Ltd. Series 2023-4A, Class D1R, 8.225% (3-Month Term SOFR+390 basis points), 4/20/2036[3,4,6]	1,002,814

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Series 2020-2A, Class A1R2, 5.699% (3-Month Term SOFR+138 basis points), 10/24/2037[3,4,6]	$1,002,843
1,000,000	Series 2025-5A, Class B, 5.954% (3-Month Term SOFR+170 basis points), 7/20/2038[3,4,6]	1,006,211
4,908,000	World Omni Auto Receivables Trust Series 2024-A, Class A3, 4.860%, 3/15/2029[3]	4,939,082
2,745,000	Series 2025-C, Class A3, 4.080%, 11/15/2030[3]	2,755,500
3,820,000	World Omni Automobile Lease Securitization Trust 2024-A Series 2024-A, Class A3, 5.260%, 10/15/2027[3]	3,858,647
	TOTAL ASSET-BACKED SECURITIES
	(Cost $505,769,723)	508,345,946
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.7%
2,504,262	BBCMS Mortgage Trust Series 2019-BWAY, Class A, 5.220% (1-Month Term SOFR+107.05 basis points), 11/15/2034[4,6]	1,590,206
2,000,000	Series 2019-BWAY, Class D, 6.424% (1-Month Term SOFR+227.45 basis points), 11/15/2034[4,6]	31,500
1,000,000	BPR Trust Series 2021-WILL, Class B, 7.265% (1-Month Term SOFR+311.45 basis points), 6/15/2038[4,6]	995,764
2,000,000	BX Trust Series 2022-CLS, Class A, 5.760%, 10/13/2027[6]	2,016,312
1,000,000	Elmwood CLO Ltd. Series 2021-2A, Class D1R, 6.975% (3-Month Term SOFR+265 basis points), 4/20/2038[3,4,6]	1,005,475
575,653	Fannie Mae Grantor Trust Series 2004-T5, Class AB4, 4.878%, 5/28/2035[3,7]	566,172
2,845,408	Flagstar Mortgage Trust 2021-2 Series 2021-2, Class A6, 2.500%, 4/25/2051[3,6,7]	2,555,282
2,971,908	GS Mortgage Securities Corp Trust Series 2012-BWTR, Class A, 2.954%, 11/5/2034[3,6]	2,577,809
14,790	Mellon Residential Funding Series 1999-TBC3, Class A2, 5.137%, 10/20/2029[3,7]	14,480
2,880,000	NYO Commercial Mortgage Trust Series 2021-1290, Class A, 5.360% (1-Month Term SOFR+120.95 basis points), 11/15/2038[4,6]	2,872,449
2,000,000	Regatta Funding Ltd. Series 2016-1A, Class ER3, 0.000% (3-Month Term SOFR+640 basis points), 6/20/2034[3,4,6]	2,000,000
2,821,889	Sequoia Mortgage Trust 2021-4 Series 2021-4, Class A4, 2.500%, 6/25/2051[3,6,7]	2,509,159

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
1,575,000	Worldwide Plaza Trust Series 2017-WWP, Class F, 3.715%, 11/10/2036[6,7]	$70,136
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $23,208,401)	18,804,744
	CORPORATE — 26.1%
	BASIC MATERIALS — 0.8%
1,645,000	H.B. Fuller Co. 4.250%, 10/15/2028[3]	1,610,044
960,000	Novelis Corp. 3.875%, 8/15/2031[3,6]	876,017
1,700,000	SCIL USA Holdings LLC 5.375%, 11/1/2026[3,6]	1,697,875
4,775,000	Sherwin-Williams Co. 3.450%, 6/1/2027[3]	4,731,729
		8,915,665
	COMMUNICATIONS — 2.7%
1,551,000	AppLovin Corp. 5.125%, 12/1/2029[3]	1,587,072
4,125,000	AT&T, Inc. 1.650%, 2/1/2028[3]	3,905,608
1,175,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.125%, 5/1/2027[3,6]	1,169,125
4,150,000	Comcast Corp. 5.350%, 11/15/2027[3]	4,265,851
1,664,000	Match Group Holdings, LLC. 4.625%, 6/1/2028[3,6]	1,641,120
625,000	Match Group Holdings, LLC 5.000%, 12/15/2027[3,6]	623,747
750,000	Matterhorn Telecom S.A. 4.500%, 1/30/2030[3]	905,773
1,525,000	3.875%, 10/15/2030[3]	1,786,620
4,250,000	Netflix, Inc. 4.875%, 4/15/2028	4,344,078
4,200,000	T-Mobile USA, Inc. 4.750%, 2/1/2028[3]	4,206,518
2,025,000	Verizon Communications, Inc. 4.125%, 3/16/2027	2,027,477
2,860,000	4.329%, 9/21/2028	2,880,970
		29,343,959

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL — 4.2%
900,000	1011778 BC ULC / New Red Finance, Inc. 3.875%, 1/15/2028[3,5,6]	$879,691
1,275,000	4.375%, 1/15/2028[3,5,6]	1,254,614
2,303,000	7-Eleven, Inc. 0.950%, 2/10/2026[3,6]	2,274,125
2,300,000	1.300%, 2/10/2028[3,6]	2,151,025
2,465,000	Air Canada 3.875%, 8/15/2026[3,5,6]	2,444,772
2,965,000	American Builders & Contractors Supply Co., Inc. 4.000%, 1/15/2028[3,6]	2,908,125
4,275,000	American Honda Finance Corp. 4.840% (SOFR+71 basis points), 1/9/2026[4]	4,279,933
1,000,000	4.680% (SOFR+55 basis points), 5/21/2026[4]	1,001,336
1,125,000	BMW U.S. Capital LLC 3.625%, 4/18/2029[3,6]	1,101,314
1,100,000	Boyd Gaming Corp. 4.750%, 12/1/2027[3]	1,095,749
1,875,000	Ford Motor Credit Co. LLC 2.900%, 2/10/2029[3]	1,737,675
1,950,000	General Motors Co. 6.800%, 10/1/2027[3]	2,034,827
2,019,000	General Motors Financial Co., Inc. 5.170% (SOFR+104 basis points), 2/26/2027[4]	2,020,268
2,446,000	Hyundai Capital America 2.750%, 9/27/2026[6]	2,410,949
1,325,000	International Game Technology PLC 5.250%, 1/15/2029[3,5,6]	1,323,344
4,605,000	Lowe’s Cos., Inc. 3.100%, 5/3/2027[3]	4,539,761
1,575,000	Starbucks Corp. 4.850%, 2/8/2027[3]	1,591,112
1,450,000	Toyota Motor Credit Corp. 4.798% (SOFR Index+45 basis points), 4/10/2026[4]	1,451,628
930,000	5.223% (SOFR Index+89 basis points), 5/18/2026[4]	933,717
1,650,000	4.900% (SOFR+77 basis points), 8/7/2026[4]	1,656,750
1,309,000	VOC Escrow Ltd. 5.000%, 2/15/2028[3,5,6]	1,309,000
1,625,000	Warnermedia Holdings, Inc. 3.755%, 3/15/2027[3]	1,604,086

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL (Continued)
2,800,000	Wyndham Hotels & Resorts, Inc. 4.375%, 8/15/2028[3,6]	$2,735,312
		44,739,113
	CONSUMER, NON-CYCLICAL — 5.3%
4,100,000	AbbVie, Inc. 4.250%, 11/14/2028[3]	4,133,349
2,750,000	Amgen, Inc. 2.200%, 2/21/2027[3]	2,684,220
2,045,000	5.150%, 3/2/2028[3]	2,093,049
2,000,000	Ashtead Capital, Inc. 4.375%, 8/15/2027[3,6]	2,000,638
1,336,000	Block, Inc. 6.000%, 8/15/2033[3,6]	1,369,026
1,500,000	CVS Health Corp. 4.300%, 3/25/2028[3]	1,501,196
1,950,000	Elevance Health, Inc. 3.650%, 12/1/2027[3]	1,936,467
4,085,000	GE HealthCare Technologies, Inc. 5.650%, 11/15/2027[3]	4,210,932
2,975,000	Haleon U.S. Capital LLC 3.375%, 3/24/2027[3]	2,945,455
4,000,000	Icon Investments Six DAC 5.809%, 5/8/2027[3,5]	4,083,216
1,360,000	IQVIA, Inc. 5.700%, 5/15/2028[3]	1,405,390
1,000,000	2.250%, 3/15/2029[3]	1,135,364
2,310,000	Keurig Dr Pepper, Inc. 4.350%, 5/15/2028[3]	2,309,704
1,510,000	3.950%, 4/15/2029[3]	1,485,659
5,130,000	Mars, Inc. 4.600%, 3/1/2028[3,6]	5,193,838
2,915,000	McKesson Corp. 1.300%, 8/15/2026[3]	2,850,106
1,175,000	Medline Borrower LP 3.875%, 4/1/2029[3,6]	1,134,085
1,720,000	Mondelez International Holdings Netherlands B.V. 1.250%, 9/24/2026[3,5,6]	1,674,294
2,500,000	Mondelez International, Inc. 2.625%, 3/17/2027[3]	2,449,073

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
4,075,000	Pfizer Investment Enterprises Pte Ltd. 4.450%, 5/19/2028[3,5]	$4,122,099
850,000	Primo Water Holdings, Inc. / Triton Water Holdings, Inc. 4.375%, 4/30/2029[3,6]	825,684
3,925,000	Roche Holdings, Inc. 1.930%, 12/13/2028[3,6]	3,690,356
750,000	Stryker Corp. 3.375%, 11/1/2025[3]	749,157
1,650,000	United Rentals North America, Inc. 3.875%, 11/15/2027[3]	1,622,617
		57,604,974
	ENERGY — 1.7%
2,675,000	Archrock Partners LP / Archrock Partners Finance Corp. 6.250%, 4/1/2028[3,6]	2,685,031
1,500,000	Aris Water Holdings LLC 7.250%, 4/1/2030[3,6]	1,584,786
2,490,000	Cheniere Energy, Inc. 4.625%, 10/15/2028[3]	2,482,904
2,700,000	Enbridge, Inc. 3.700%, 7/15/2027[3,5]	2,678,643
1,643,000	Hess Midstream Operations LP 5.125%, 6/15/2028[3,6]	1,642,425
1,400,000	NGPL PipeCo LLC 4.875%, 8/15/2027[3,6]	1,403,675
2,925,000	ONEOK, Inc. 5.000%, 3/1/2026[3]	2,926,778
1,575,000	TerraForm Power Operating LLC 5.000%, 1/31/2028[3,6]	1,567,125
1,245,000	XPLR Infrastructure LP 2.500%, 6/15/2026[6,9]	1,216,988
		18,188,355
	FINANCIAL — 1.9%
4,235,000	American Tower Corp. 3.375%, 10/15/2026[3]	4,205,401
1,565,000	Avolon Holdings Funding Ltd. 5.150%, 1/15/2030[3,5,6]	1,588,123
800,000	Blackstone Mortgage Trust, Inc. 3.750%, 1/15/2027[3,6]	780,965
3,505,000	Digital Realty Trust LP 3.700%, 8/15/2027[3]	3,481,615

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	FINANCIAL (Continued)
3,000,000	Intercontinental Exchange, Inc. 4.000%, 9/15/2027[3]	$3,000,840
500,000	Iron Mountain, Inc. 5.000%, 7/15/2028[3,6]	498,750
1,920,000	Mastercard, Inc. 4.697% (SOFR Index+44 basis points), 3/15/2028[4]	1,921,638
2,825,000	SBA Communications Corp. 3.875%, 2/15/2027[3]	2,784,549
1,595,000	Starwood Property Trust, Inc. 5.750%, 1/15/2031[3,6]	1,596,002
		19,857,883
	INDUSTRIAL — 4.6%
1,600,000	Advanced Drainage Systems, Inc. 5.000%, 9/30/2027[3,6]	1,597,402
1,810,000	Caterpillar Financial Services Corp. 4.783% (SOFR+46 basis points), 2/27/2026[4]	1,811,933
1,525,000	4.510% (SOFR+38 basis points), 1/7/2027[4]	1,525,746
1,475,000	4.650% (SOFR+52 basis points), 5/14/2027[4]	1,477,178
685,000	Clean Harbors, Inc. 4.875%, 7/15/2027[3,6]	684,997
575,000	5.125%, 7/15/2029[3,6]	570,722
1,785,000	Crown Americas LLC / Crown Americas Capital Corp. 4.250%, 9/30/2026[3]	1,777,498
3,750,000	CSX Corp. 3.800%, 3/1/2028[3]	3,735,971
2,675,000	GFL Environmental, Inc. 4.000%, 8/1/2028[3,5,6]	2,614,133
1,975,000	Graphic Packaging International LLC 3.500%, 3/15/2028[3,6]	1,915,750
4,265,000	John Deere Capital Corp. 4.570% (SOFR+44 basis points), 3/6/2026[4]	4,269,926
3,745,000	MasTec, Inc. 4.500%, 8/15/2028[3,6]	3,737,948
1,061,000	Mueller Water Products, Inc. 4.000%, 6/15/2029[3,6]	1,022,674
2,050,000	Parker-Hannifin Corp. 4.250%, 9/15/2027[3]	2,059,828
580,000	Republic Services, Inc. 0.875%, 11/15/2025[3]	577,398

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	INDUSTRIAL (Continued)
1,013,000	Silgan Holdings, Inc. 1.400%, 4/1/2026[3,6]	$997,251
2,825,000	4.250%, 2/15/2031[3]	3,332,522
2,710,000	Smyrna Ready Mix Concrete LLC 6.000%, 11/1/2028[3,6]	2,710,000
1,445,000	Standard Industries, Inc. 4.750%, 1/15/2028[3,6]	1,434,162
4,775,000	Veralto Corp. 5.500%, 9/18/2026[3]	4,834,487
2,734,000	Vertiv Group Corp. 4.125%, 11/15/2028[3,6]	2,673,043
4,296,000	Waste Management, Inc. 4.875%, 2/15/2029[3]	4,413,079
		49,773,648
	TECHNOLOGY — 2.2%
4,300,000	Broadcom Corp. 3.875%, 1/15/2027[3,5]	4,298,525
2,700,000	Dell International LLC / EMC Corp. 5.250%, 2/1/2028[3]	2,759,541
3,765,000	Entegris, Inc. 4.750%, 4/15/2029[3,6]	3,736,736
2,150,000	Fiserv, Inc. 3.200%, 7/1/2026[3]	2,136,801
2,779,000	Fortinet, Inc. 1.000%, 3/15/2026[3]	2,734,822
1,441,000	Kioxia Holdings Corp. 6.250%, 7/24/2030[3,5,6]	1,471,454
1,253,000	ON Semiconductor Corp. 3.875%, 9/1/2028[3,6]	1,217,618
3,725,000	Oracle Corp. 2.300%, 3/25/2028[3]	3,562,020
1,825,000	4.890% (SOFR+76 basis points), 8/3/2028[4]	1,835,525
		23,753,042
	UTILITIES — 2.7%
2,685,000	AES Corp. 1.375%, 1/15/2026[3]	2,660,497
1,672,000	Atlantica Sustainable Infrastructure PLC 4.125%, 6/15/2028[3,5,6]	1,626,943
1,301,000	Calpine Corp. 4.500%, 2/15/2028[3,6]	1,301,000

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	UTILITIES (Continued)
3,000,000	CenterPoint Energy, Inc. 1.450%, 6/1/2026[3]	$2,944,809
1,860,000	Clearway Energy Operating LLC 4.750%, 3/15/2028[3,6]	1,841,400
3,910,000	DTE Energy Co. 4.950%, 7/1/2027[3]	3,960,595
1,665,000	Duke Energy Corp. 3.150%, 8/15/2027[3]	1,639,009
2,200,000	Eversource Energy 5.450%, 3/1/2028[3]	2,260,306
890,000	NextEra Energy Capital Holdings, Inc. 5.107% (SOFR Index+76 basis points), 1/29/2026[4]	891,620
3,500,000	3.550%, 5/1/2027[3]	3,471,800
1,100,000	NRG Energy, Inc. 5.750%, 7/15/2029[3,6]	1,106,816
2,025,000	Southern Co. 5.113%, 8/1/2027	2,059,958
250,000	Southern Power Co. 0.900%, 1/15/2026[3]	247,629
2,725,000	Vistra Operations Co. LLC 4.375%, 5/1/2029[3,6]	2,667,094
861,000	XPLR Infrastructuring Operating Partners LP 4.500%, 9/15/2027[3,6]	844,856
		29,524,332
	TOTAL CORPORATE
	(Cost $279,047,418)	281,700,971
	U.S. GOVERNMENT — 17.1%
11,000,000	United States Treasury Bill 0.000%, 10/9/2025	10,990,089
10,000,000	0.000%, 10/16/2025	9,983,130
20,000,000	0.000%, 10/23/2025	19,950,840
15,000,000	0.000%, 11/12/2025	14,930,130
10,000,000	0.000%, 11/18/2025	9,946,870
20,000,000	0.000%, 11/20/2025	19,889,860
11,000,000	0.000%, 12/9/2025	10,919,051
25,000,000	0.000%, 12/18/2025	24,791,125
21,000,000	0.000%, 1/13/2026	20,768,349
22,950,000	United States Treasury Note 3.500%, 1/31/2028	22,892,166

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	U.S. GOVERNMENT (Continued)
19,075,000	4.000%, 1/31/2029	$19,285,130
	TOTAL U.S. GOVERNMENT
	(Cost $183,514,407)	184,346,740
	TOTAL BONDS
	(Cost $991,539,949)	993,198,401

Number of Shares
	EXCHANGE-TRADED FUNDS — 0.8%
26,176	Palmer Square CLO Senior Debt ETF[10]	531,373
52,481	Palmer Square Credit Opportunities ETF[10]	1,081,108
116,775	Palmer Square EUR CLO Senior Debt Index UCITS ETF - Class EUR ACC*,10	6,858,715
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $8,372,527)	8,471,196
	SHORT-TERM INVESTMENTS — 2.4%
26,417,360	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 3.94%[11,12]	26,417,360
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $26,417,360)	26,417,360
	TOTAL INVESTMENTS — 100.0%
	(Cost $1,077,837,564)	1,079,562,921
	Other Assets in Excess of Liabilities — 0.0%	188,421
	TOTAL NET ASSETS — 100.0%	$1,079,751,342

EUR – Euro

ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	Local currency.
[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[3]	Callable.
[4]	Floating rate security.
[5]	Foreign security denominated in U.S. Dollars.

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

[6]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $457,934,764 which represents 42.41% of total net assets of the Fund.
[7]	Variable rate security.
[8]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[9]	Convertible security.
[10]	Affiliated company.
[11]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $4,033, which represents 0.00% of total net assets of the Fund.
[12]	The rate is the annualized seven-day yield at period end.

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)

(41)	U.S. 10 Year Treasury Note	Dec 2025	$(4,612,500)	$(22,422)

TOTAL FUTURES CONTRACTS			$(4,612,500)	$(22,422)

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At September 30, 2025	Unrealized Appreciation (Depreciation)
Euro	JP Morgan	EUR per USD	10/15/2025	(2,000,000)	(2,216,110)	(2,350,314)	(134,204)
Euro	JP Morgan	EUR per USD	10/24/2025	(10,600,000)	(12,549,310)	(12,464,136)	85,174
Euro	JP Morgan	EUR per USD	11/17/2025	(5,838,750)	(6,847,353)	(6,870,182)	(22,829)
Euro	JP Morgan	EUR per USD	12/2/2025	(2,000,000)	(2,143,334)	(2,356,723)	(213,389)
Euro	JP Morgan	EUR per USD	12/5/2025	(2,250,000)	(2,631,247)	(2,651,784)	(20,537)
Euro	JP Morgan	EUR per USD	12/23/2025	(4,655,000)	(5,487,852)	(5,492,098)	(4,247)
Euro	JP Morgan	EUR per USD	2/17/2026	(1,500,000)	(1,603,895)	(1,774,278)	(170,383)
Euro	JP Morgan	EUR per USD	3/27/2026	(1,500,000)	(1,651,731)	(1,777,923)	(126,192)
Euro	JP Morgan	EUR per USD	4/22/2026	(1,500,000)	(1,734,051)	(1,778,186)	(44,135)
Euro	JP Morgan	EUR per USD	7/23/2026	(4,250,000)	(5,112,657)	(5,060,498)	52,159
Euro	JP Morgan	EUR per USD	3/19/2027	(1,875,000)	(2,269,886)	(2,250,056)	19,831
					(44,247,426)	(44,826,178)	(578,752)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(44,247,426)	$(44,826,178)	$(578,752)

EUR – Euro

See accompanying Notes to Financial Statements.